OPERATING, SELLING AND GENERAL EXPENSE	12 Months Ended
Dec. 31, 2021
OPERATING, SELLING AND GENERAL EXPENSE
OPERATING, SELLING AND GENERAL

8. OPERATING, SELLING AND GENERAL EXPENSE

Operating, Selling and General expense consists of the following:

($ millions)	2021	2020
Contract services(1)	4 090	4 165
Employee costs(1)	3 884	2 813
Materials	880	951
Energy	1 500	1 113
Equipment rentals and leases	418	361
Travel, marketing and other(2)	594	391
	11 366	9 794

(1)	The company incurred $8.6 billion of contract services and employee costs for the year ended December 31, 2021 (2020 – $7.5 billion), of which $8.0 billion (2020 – $7.0 billion) was recorded in Operating, Selling and General expense and $0.6 billion was recorded as Property, Plant and Equipment (2020 – $0.5 billion). Employee costs include salaries, benefits and share-based compensation.
(2)	Prior period amounts have been reclassified to align with the current year presentation of transportation and distribution expense. For the year ended December 31, 2020, $133 million was reclassified from operating, selling and general expense to transportation and distribution expense. This reclassification had no effect on net earnings (loss).